SCHEDULE OF ACCRUALS EXPENSES AND DEPOSITS RECEIVED - THIRD PARTIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued payroll expenses	$ 40,157	$ 70,711
Accrued employee benefits	1,903	3,305
Accrued other expenses	14,557	3,534
Sub-total – third parties	56,617	77,550
Rental deposits received	22,768	34,448
Other deposit received	42,573
Sub-total – third parties	65,341	34,448
Total – third parties	121,958	111,998
Total – related parties	638	90,369
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Rental deposits received	13,393	84,641
Total – third parties	13,393	84,641
Total – related parties	$ 13,393	$ 84,641